Investment in Securities - Additional Information (Detail) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021 JPY (¥) Investment	Sep. 30, 2020 JPY (¥)	Sep. 30, 2021 JPY (¥) Investment	Sep. 30, 2020 JPY (¥)	Mar. 31, 2021 JPY (¥) Investment
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading securities	¥ 16,059	¥ 16,183	¥ 31,919	¥ 41,484
Investment funds fair value	¥ 15,983		¥ 15,983		¥ 9,384
Number of investment securities in an unrealized loss position | Investment	558		558		638
Debt securities available-for-sale accrued interest, after allowance for credit loss	¥ 7,143		¥ 7,143		¥ 7,374
Accrued Interest Receivables [Member]
Schedule of Investments [Line Items]
Debt securities available-for-sale accrued interest, after allowance for credit loss	0		0
Equity securities
Schedule of Investments [Line Items]
Investment funds fair value	8,552		8,552		4,940
Trading Debt Securities
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading debt securities	27	¥ 14	88	¥ (7)
Available-for-sale securities | Foreign Corporate Debt Securities
Schedule of Investments [Line Items]
Investment funds fair value	7,431		7,431		2,907
Available-for-sale Debt Securities | Foreign Government Bond Securities
Schedule of Investments [Line Items]
Investment funds fair value	¥ 0		¥ 0		¥ 1,537